Cover	Oct. 14, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 14, 2025
Current Fiscal Year End Date	--04-30
Entity File Number	333-219700
Entity Registrant Name	NAPC Defense, Inc.
Entity Central Index Key	0001703625
Entity Tax Identification Number	37-1844836
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	4910 Creekside Dr.
Entity Address, Address Line Two	Suite K
Entity Address, City or Town	Clearwater
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33760
City Area Code	(754)
Local Phone Number	242-6272
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false